Securities Act of 1933 Registration No. 2-11318

Investment Company Act of 1940 Registration No. 811-00576

U.S.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Amendment No. 97

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50

NORTHEAST INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

125 High Street - Suite 1802

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 225-6704

Bruce H. Monrad

Chairman and President

Northeast Investors Trust

125 High Street - Suite 1802

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Copies to:

Thomas J. Kelly, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

666 Third Avenue

New York, NY 10017

It is proposed that the filing will become effective under Rule 485:

☒	Immediately upon filing pursuant to paragraph (b),
☐	on pursuant to paragraph (b),
☐	60 days after filing pursuant to paragraph (a)(1),
☐	On pursuant to paragraph (a)(1),
☐	75 days after filing pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 13th day of February, 2019.

By /s/    Bruce H. Monrad

Bruce Monrad, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce H. Monrad Bruce H. Monrad	Chairman, President and person performing function of principal executive officer	February 13, 2019

/s/ Ernest E. Monrad Ernest E. Monrad	Trustee	February 13, 2019

/s/ Gordon C. Barrett Gordon C. Barrett	Executive Vice President, Treasurer and person performing functions of principal financial and accounting officer	February 13, 2019

/s/ Peter J. Blampied Peter J. Blampied	Trustee	February 13, 2019

/s/ George P. Beal George P. Beal	Trustee	February 13, 2019

/s/ Charles R. Dougherty Charles R. Dougherty	Trustee	February 13, 2019

Exhibit	Exhibit No.

XBRL Instance Document	EX-101.INS

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB

XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE